1(212) 318-6095

thomaspeeney@paulhastings.com

July 25, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Brookfield Infrastructure Income Fund Inc. (the “Fund”) Registration Statement on Form N-2 (File No. 333-272606; 811-23863)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), one copy of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”).

We hereby transmit this Amendment on behalf of the Fund for the purpose of addressing certain comments received from the Staff on the Fund’s initial Registration Statement on Form N-2, filed on June 12, 2023 (Accession No. 0001104659-23-070426), as well as adding additional disclosures and information relevant to the Fund.

It is proposed that this filing will become effective when declared effective by the Commission pursuant to Section 8(a) of the Securities Act.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney

for Paul Hastings LLP